Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets and goodwill

	Note	Technologies	Partner and merchant relationships	Development cost and software	Distributor commission buyouts	Trademarks	Total intangible assets	Goodwill
		$	$	$	$	$	$	$
Cost
Balance as at December 31, 2020		260,002	357,332	48,115	—	9,323	674,772	969,820
Acquisitions		95	—	25,217	—	—	25,312	—
Acquisition through business combinations	4	147,198	122,232	—	—	2,618	272,048	172,472
Settlement of advances to a third party	7	—	23,687	—	—	—	23,687	—
Effect of movements in exchange rates		(4,963)	(8,141)	(178)	—	(6)	(13,288)	(15,524)
Balance as at December 31, 2021		402,332	495,110	73,154	—	11,935	982,531	1,126,768
Acquisitions		173	—	34,405	2,597	—	37,175	—
Acquisition through business combinations	4	—	—	—	—	—	—	(1,359)
Settlement of advances to a third party	7	—	12,967	—	—	—	12,967	—
Transfer		—	137	(137)	—	—	—	—
Disposal		—	—	(36)	—	—	(36)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(3,478)	(6,504)	(1,221)	(59)	—	(11,262)	(10,816)
Balance as at December 31, 2022		395,683	386,929	106,165	2,538	4,826	896,141	1,114,593

Accumulated amortization
Balance as at December 31, 2020		22,444	99,016	21,334	—	7,746	150,540	—
Amortization		22,589	49,395	11,976	—	1,057	85,017	—
Effect of movements in exchange rates		(271)	(355)	—	—	—	(626)	—
Balance as at December 31, 2021		44,762	148,056	33,310	—	8,803	234,931	—
Amortization		29,118	47,214	15,584	—	1,093	93,009	—
Disposal		—	—	(7)	—	—	(7)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(266)	(432)	(855)	—	—	(1,553)	—
Balance as at December 31, 2022		70,270	80,057	48,032	—	2,787	201,146	—

Carrying amounts
At December 31, 2021		357,570	347,054	39,844	—	3,132	747,600	1,126,768
At December 31, 2022		325,413	306,872	58,133	2,538	2,039	694,995	1,114,593

		Nuvei Corporation [1]	Digital Payments [2]	LPP	Total
	Notes	$	$	$	$
Balance as at December 31, 2020		313,560	640,877	15,383	969,820
Acquisitions through business combinations	4	60,178	112,294	—	172,472
Effect of movements in exchange rates		—	(15,524)	—	(15,524)
Balance as at December 31, 2021		373,738	737,647	15,383	1,126,768
Acquisitions through business combinations	4	(1,359)	—	—	(1,359)
Effect of movements in exchange rates		—	(10,816)	—	(10,816)
Balance as at December 31, 2022		372,379	726,831	15,383	1,114,593
[1] Includes the acquisitions of Base and Mazooma (note 4)
[2] Includes the acquisitions of Simplex and Paymentez (note 4)